Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 60	$ 707
Euro deferred shares, par value (in dollars per share)	$ 0.01
Euro deferred shares, shares authorized	4,000,000
Euro deferred shares, shares issued	4,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, shares issued	153,912,985
Ordinary shares, shares outstanding	153,912,985
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued		144,413,074
Common stock, shares outstanding		115,354,393
Treasury stock, shares	0	29,058,681